10-Q Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases	Leases
Prior to entering into the new sublease agreement described below, the Company and its subsidiaries had a right to use two distinct office spaces in New York and Chicago under separate lease agreements. On May 6, 2024, the Company entered into a sublease agreement for the right to use (“ROU”) an additional office space in New York. The term of the sublease commences on June 1, 2024, and will expire on December 30, 2027, with no option to extend. The annual rent of the sublease is approximately $1.3 million and is payable monthly in advance. In connection with the sublease agreement, the Company delivered a security deposit in the form of a letter of credit of approximately $1.0 million to the sublandlord. The Company is also responsible for certain other costs under the sublease, such as taxes, operating expenses, and electricity. All of the Company’s leases are classified as operating leases and the Company was not party to any finance lease arrangements as of and during the three and six months ended June 30, 2024 and 2023. The ROU asset and lease liability balances as of June 30, 2024 were $4.2 million and $4.2 million, respectively, and the ROU asset and lease liability balances as of December 31, 2023, were $0.5 million and $0.7 million, respectively.
The terms of the operating leases range from three and a half years to five years, from the dates the Company gained access to the spaces, through to the stated termination dates, which expire in August 2024, May 2025, and December 2027, respectively. Although the Chicago operating lease agreement contains an option to extend the lease term, the Company is not reasonably certain it will exercise this option. Due to this uncertainty, in the measurement of the lease liability, the Company has excluded the period covered by the renewal option from the lease terms.
With the exception of the New York sublease that commenced on June 1, 2024, the lease agreements contain rent escalation features that are reflected in the Company’s lease liability balances. Since the discount rates implicit in the leases are not readily available, the Company used an incremental borrowing rate to discount the remaining lease payments in measuring the lease liability. The Company did not incur any initial direct costs or make prepayments in connection with its lease arrangements; as such, these amounts are not reflected in the ROU asset.
Lease expense for the three months ended June 30, 2024 and 2023 was $0.3 million and $0.1 million, respectively, and for the six months ended June 30, 2024 and 2023 was $0.4 million and $0.3 million, respectively. Lease expense is recognized on a straight-line basis over the lease term in operating expenses within the Condensed Consolidated Statements of Income and Comprehensive Income. The Company has immaterial variable lease costs and no short-term leases for the three and six months ended June 30, 2024 and 2023.
The following table summarizes the Company’s future minimum lease payment obligations under non-cancelable operating leases as of June 30, 2024:

As of	June 30, 2024
($ in thousands)
Contractual maturities:
Remaining 2024	$527
2025	1,421
2026	1,331
2027	1,331
Later years	—
Total undiscounted future minimum lease payments	4,610
Less: Discount impact	375
Total discounted operating lease liability	$4,234
The weighted average remaining lease term and weighted average discount rate for the Company’s operating leases as of June 30, 2024 were 3.3 years and 4.8%, respectively.
Cash paid for operating leases for the three months ended June 30, 2024 and 2023 was $0.3 million and $0.2 million, respectively, and for the six months ended June 30, 2024 and 2023 was $0.5 million and $0.4 million, respectively. There were no non-cash additions from new and remeasured leases that resulted in an increase to the ROU asset and lease liability.
Leases
The Company and its subsidiaries have a right to use two distinct office spaces in New York and Chicago under separate lease agreements. The leases are classified as operating leases. The Company was not party to any finance lease arrangements as of and during the year ended December 31, 2023 and 2022. The ROU asset and lease liability balances as of December 31, 2023 were $0.5 million and $0.7 million, respectively and the ROU asset and lease liability balances as of December 31, 2022 were $1.1 million and $1.2 million, respectively.
The terms of the operating leases range from four to five years, from the dates the Company gained access to the spaces, through to the stated termination dates, which expire in August 2024 and May 2025, respectively. Although each operating lease agreement contains an option to extend the length of the respective lease term, the Company is not reasonably certain it will exercise these options. Due to this uncertainty, in the measurement of the lease liability, the Company has excluded the periods covered by each renewal option from the lease terms.
The lease agreements contain rent escalation features that are reflected in the Company’s lease liability balances. Since the discount rates implicit in the leases are not readily available, the Company used an incremental borrowing rate to discount the remaining lease payments in measuring our lease liability. The Company also did not incur any initial direct costs or make prepayments in connection with these lease arrangements; as such, these amounts are not reflected in the ROU asset.
Lease expense for the years ended December 31, 2023 and 2022 was $0.6 million and $0.6 million, respectively. Lease expense is recognized on a straight-line basis over the lease term in operating expenses within the Consolidated Statements of Income and Comprehensive Income (Loss). The Company has immaterial variable lease costs and no short-term leases for the year ended The following table summarizes the Company’s future minimum lease payment obligations under non-cancelable operating leases as of December 31, 2023:

As of December 31,	2023
($ in thousands)
Contractual maturities:
2024	564
2025	90
2026	—
2027	—
Later years	—
Total undiscounted future minimum lease payments	654
Less: Discount impact	(4)
Total discounted operating lease liability	$650
The weighted average remaining lease term and weighted average discount rate for the Company’s operating leases as of December 31, 2023 were 1 year and 1.2%, respectively.
Cash paid for operating leases for the years ended December 31, 2023 and 2022 was $0.6 million and $0.5 million, respectively. There were no non-cash additions from new and remeasured leases that resulted in an increase to the ROU asset and lease liability.